Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Parenthetical) (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate		9.25%
Derivative instrument average interest rate		150.49%
Over the counter [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	152.01%
Over the counter one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	125.52%
Over The Counters Two [Member] | Hedging Instrument Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	R$ 5.0984
Over The Counters Two [Member] | Hedging Instrument Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	5.0954
Over The Counters Three [Member] | Hedging Instrument Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	5.111
Over The Counters Three [Member] | Hedging Instrument Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	5.111
Over The Counters Four [Member] | Hedging Instrument Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	4.9675
Over The Counters Four [Member] | Hedging Instrument Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	R$ 4.9675